Intangible Assets (Details) - Schedule of Intangible Assets - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Gross balance	$ 475,790	$ 430,867
Accumulated amortisation	(384,315)	(342,198)
Net balance	$ 91,475	$ 88,669	$ 97,551
Software development
Schedule of Intangible Assets [Line Items]
Average remaining useful life	2 years	2 years
Gross balance	$ 475,790	$ 430,867
Accumulated amortisation	(384,315)	(342,198)
Net balance	$ 91,475	$ 88,669	$ 97,551